PROPERTY AND EQUIPMENT, NET (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] USD ($)	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] CNY	Dec. 31, 2011 Selling, General and Administrative Expenses [Member] CNY	Dec. 31, 2010 Selling, General and Administrative Expenses [Member] CNY	Dec. 31, 2012 Research and Development Expense [Member] USD ($)	Dec. 31, 2012 Research and Development Expense [Member] CNY	Dec. 31, 2011 Research and Development Expense [Member] CNY	Dec. 31, 2010 Research and Development Expense [Member] CNY	Dec. 31, 2012 Cost Of Sales [Member] USD ($)	Dec. 31, 2012 Cost Of Sales [Member] CNY	Dec. 31, 2011 Cost Of Sales [Member] CNY	Dec. 31, 2010 Cost Of Sales [Member] CNY
Depreciation expense	$ 929	5,789	6,179	6,144	$ 691	4,303	4,697	4,418	$ 227	1,414	1,441	1,690	$ 11	72	41	36